Goodwill and Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles
Goodwill and Intangibles

Note 5—Goodwill and Intangibles

Goodwill and Indefinite Lived Intangible Assets

We evaluate goodwill and indefinite-lived intangible assets for impairment annually and whenever events or changes in circumstances suggest that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. We utilize internally developed models to estimate our expected future cash flow and utilize a discounted cash flow technique to estimate the fair value of the Company in connection with our evaluation of goodwill and indefinite-lived intangible assets. No impairment of goodwill and indefinite-lived intangible assets resulted from our most recent evaluation of goodwill and indefinite-lived intangible assets for impairment, which occurred in the fourth quarter of 2012, nor do we believe any indicators of impairment have occurred. Our next annual impairment assessment will be conducted in the fourth quarter of 2013.

The following is a roll-forward of goodwill as of March 31, 2013:

Balance at December 31, 2012	$226,749
Acquisition of LBM	26,258
Balance at March 31, 2013	$253,007

Intangible Assets

We review identified intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying value to future undiscounted cash flows that the assets are expected to generate over their remaining economic lives. If such assets are considered to be impaired, the impairment to be recognized in the statement of operations is the amount by which the carrying value of the assets exceeds their fair value, determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. There were no impairments recorded during the three months ended March 31, 2013.

Intangible assets at March 31, 2013 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	3.7	$110,823	$66,019	$44,804
Technology-based intangible assets	3 to 5 years	2.8	5,341	1,928	3,413
Non-compete agreements	2 years	1.9	2,767	115	2,652
Trade names	4 years	2.7	704	15	689
Trade names - indefinite	Indefinite	Indefinite	16,100	—	16,100
			$135,735	$68,077	$67,658

Future amortization expense of our intangible assets for the next five years and thereafter is expected to be as follows:

	Remainder of 2013	2014	2015	2016	2017	2018	Thereafter
Amortization	$11,812	$11,875	$8,803	$6,503	$5,176	$4,335	$3,054

Note 6—Goodwill and Intangibles

  Goodwill and Indefinite-Lived Intangible Assets

        We evaluate goodwill and indefinite-lived intangible assets for impairment annually and whenever events or changes in circumstances suggest that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. We utilize internally developed models to estimate our expected future cash flow and utilize a discounted cash flow technique to estimate the fair value of the Company in connection with our evaluation of goodwill and indefinite-lived intangible assets. No impairment of goodwill and indefinite-lived intangible assets resulted from our most recent evaluation of goodwill and indefinite-lived intangible assets for impairment, which occurred in the fourth quarter of 2012, nor do we believe any indicators of impairment have occurred. Our next annual impairment assessment will be conducted in the fourth quarter of 2013.

  Intangible Assets

        We review identified intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying value to future undiscounted cash flows that the assets are expected to generate over their remaining economic lives. If such assets are considered to be impaired, the impairment to be recognized in the statement of operations is the amount by which the carrying value of the assets exceeds their fair value, determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. There were no impairments recorded during the year ended December 31, 2012.

        Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

        Future amortization expense of our intangible assets for the next five years is expected to be as follows:

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660